SEGMENT REPORTING (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
SEGMENT REPORTING (Details) [Line Items]
Number of reportable segments	2	2
Customer Concentration Risk | Non-Cannabinoid | GNC Holdings, Inc. | Revenue Benchmark
SEGMENT REPORTING (Details) [Line Items]
Concentration risk, percentage		10.10%
Customer Concentration Risk | Non-Cannabinoid | Pattern, Inc. | Revenue Benchmark
SEGMENT REPORTING (Details) [Line Items]
Concentration risk, percentage		32.00%	12.00%